Securities Operations

20 Broad Street
New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

02057402

NYSE

REVISED

1-13958

September 9, 2002

RECD S.E.C.
SEP 0 9 2002
1086

Cert NYS

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 1004 -- STOP/1-4
450 Fifth Street, NW
Judiciary Plaza
Washington, DC 20549

PROCESSED
SEP 1 2 2002
THOMSON
FINANCIAL

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1933, The Hartford Financial Services Group, Inc., Corporate Units ("Corporate Units"), to be issued by The Hartford Financial Services Group, Inc. The NYSE requests simultaneous acceleration of registration of the Securities Exchange Act of 1934, together with the 1933 Act. Adequate distribution assured. Form 8-A received on September 9, 2002. Tentative listing date – September 10, 2002.

Sincerely,

Parat Madho